UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file Number: 811-21315

                    NEUBERGER BERMAN REALTY INCOME FUND INC.
                    ----------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                                605 Third Avenue
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's Telephone Number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                    Neuberger Berman Realty Income Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1800
                   (Names and Addresses of agents for service)



Date of fiscal year end: October 31, 2002

Date of reporting period: April 30, 2003

ITEM 1. REPORTS TO SHAREHOLDERS

SEMI-ANNUAL REPORT                                       [NEUBERGER BERMAN LOGO]
APRIL 30, 2003


          NEUBERGER BERMAN
          REALTY INCOME
          FUND INC.

CONTENTS
--------

          THE FUND

          CHAIRMAN'S LETTER                               2

          PORTFOLIO COMMENTARY/
            PERFORMANCE HIGHLIGHTS                        4

          SCHEDULE OF INVESTMENTS                         7

          FINANCIAL STATEMENTS                            9

          FINANCIAL HIGHLIGHTS
            PER SHARE DATA                               16

          DIVIDEND REINVESTMENT PLAN                     18

          DIRECTORY                                      21

          DIRECTORS AND OFFICERS                         22

"Neuberger Berman" and the Neuberger Berman logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund name in this shareholder report are either service marks or registered service marks of Neuberger Berman Management Inc. (C)2003 Neuberger Berman Management Inc. All rights reserved.

CHAIRMAN'S LETTER
-----------------

[PHOTO OF PETER SUNDMAN]

Dear Fellow Shareholder,

Welcome to the Neuberger Berman Realty Income Fund, which opened on April 29, 2003. We are pleased that you have entrusted us with your hard-earned assets, and I can assure you that we will strive to achieve the best results consistent with controlling risk.

The Fund's investment objective is to provide high current income, and its secondary objective is to provide capital appreciation. In seeking to accomplish both, we have assembled a portfolio with a broad mix of equity securities of real estate investment trusts (REITs).

We believe that REITs are an asset class that can offer some distinct advantages to investors. They must distribute 90% of their taxable income to shareholders to avoid taxation at the corporate level. As a result, they tend to offer a higher yield than stocks or bonds as an asset class. In addition, REITs have historically fared better during periods of economic weakness than other industry groups, offering ballast amidst a challenging investing environment.

Portfolio Manager Steven Brown's investment approach combines analysis of security fundamentals and real estate with property sector diversification. His disciplined valuation methodology seeks out real estate securities that are attractively priced in view of their historical growth rates and the valuation of other property sectors.

We hope that the Realty Income Fund will become a mainstay holding of your portfolio. We believe our conservative investing philosophy and disciplined investment process will benefit you with

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

superior current income and capital appreciation over the long term.

Thank you for your trust in Neuberger Berman. We will work diligently to keep earning it.

Sincerely,

                                /s/ Peter Sundman

                                  PETER SUNDMAN
                              CHAIRMAN OF THE BOARD
                         NEUBERGER BERMAN REALTY INCOME
                            FUND INC. CLOSED-END FUND

REALTY INCOME FUND INC. PORTFOLIO COMMENTARY
--------------------------------------------

We are pleased to present our first report to shareholders of the Neuberger Berman Realty Income Fund Inc., which opened on April 29, 2003. At the close of the reporting period on April 30, 2003, the Fund only had one full day of performance, but we believe it is off to a very good start. Generally, real estate investment trusts (REITs) outpaced the return of broad equity market indices for the six-month period ending April 30, 2003.

Our longer-term outlook for the REIT market remains positive. We continue to expect economic conditions to improve in the second half of the year, which should be supportive of increased operating results and earnings for REITs. Over the next four to six quarters, we believe that REITs' potential earnings improvements, combined with current dividend yields and share price appreciation, should drive favorable returns.

Although sustained economic improvement may result in higher interest rates, we do not believe this would detract from the performance outlook for REITs. In fact, stronger economic activity, often times a precursor to higher rates, should enhance the operating fundamentals of REITs. In addition, we believe that current REIT valuation levels remain attractive. Most REIT price-to-cash flow multiples remain substantially below the average level exhibited over the last 15-year period, and current REIT share prices are only at a slight premium to real estate value (the aggregate value of the underlying REIT properties).

In our opinion, real estate fundamentals should improve over the next twelve months. The rate of supply growth - as measured by permit activity and constructions starts - has been slowing across most property sectors and geographic regions. We expect this trend to remain in place through 2004. The other component of commercial real estate fundamentals - demand - is currently weak but should strengthen consistent with an improving economy. We believe that gross domestic product (GDP) growth of 2.5% to 3.0% would be sufficient to generate higher occupancy levels across most property sectors.

Our investment focus remains geared toward owning a portfolio diversified across all core property sectors and geographic regions. The Fund has important holdings in the Retail, Residential and

--------------------------------------------------------------------------------

PERFORMANCE HIGHLIGHTS
NEUBERGER BERMAN

                                                        CUMULATIVE TOTAL RETURN
NAV                                 INCEPTION DATE              SINCE INCEPTION
REALTY INCOME FUND                      04/29/2003                      (0.24%)

                                                        CUMULATIVE TOTAL RETURN
MARKET PRICE                        INCEPTION DATE              SINCE INCEPTION
REALTY INCOME FUND                      04/29/2003                      1.60%

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

Office/Industrial sectors. We continue to seek out companies with improving fundamentals, strong financial positions and opportunistic management teams.

Sincerely,

                               /s/ Steven R Brown

                                  STEVEN BROWN
                                PORTFOLIO MANAGER

                   This page has been left blank intentionally

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

SCHEDULE OF INVESTMENTS NEUBERGER BERMAN REALTY INCOME FUND INC.
----------------------------------------------------------------


---------------------------------------------

TOP TEN EQUITY HOLDINGS

     HOLDING                                %
 1   Mills Corp.                          6.7

 2   Gables Residential Trust             1.9

 3   Crescent Real Estate Equities        1.4

 4   Liberty Property Trust               0.6

 5   Macerich Co.                         0.5

 6   Kilroy Realty                        0.5

 7   Ventas, Inc.                         0.5

 8   Health Care REIT                     0.5

 9   Home Properties of New York          0.4

10   iStar Financial                      0.3

---------------------------------------------

                                            MARKET VALUE+
NUMBER OF SHARES                           (000'S OMITTED)
COMMON STOCKS (7.8%)

APARTMENTS (2.6%)
  10,000 Apartment Investment &
           Management                        $    379
  15,200 Archstone-Smith Trust                    346
   9,300 Camden Property Trust                    326
 230,200 Gables Residential Trust               6,533
  36,000 Home Properties of New York            1,250
                                             --------
                                                8,834

COMMUNITY CENTERS (0.5%)
  20,000 Developers Diversified Realty            508
  15,000 Heritage Property Investment
           Trust                                  381
  15,000 New Plan Excel Realty Trust              301
   5,000 Ramco-Gershenson Properties
           Trust                                  115
  15,200 Tanger Factory Outlet Centers            489
                                             --------
                                                1,794

DIVERSIFIED (0.7%)
   1,900 Colonial Properties Trust                 64
  40,000 iStar Financial                        1,197
  10,600 Pennsylvania REIT                        303
  25,000 Vornado Realty Trust                     955
                                             --------
                                                2,519

HEALTH CARE (0.9%)
  55,000 Health Care REIT                       1,574
 122,000 Ventas, Inc.                           1,586
                                             --------
                                                3,160

INDUSTRIAL (0.3%)
  10,000 EastGroup Properties                     260
  25,000 First Industrial Realty Trust            701
  10,600 Keystone Property Trust                  182
                                             --------
                                                1,143

OFFICE (0.4%)
   5,000 Brandywine Realty Trust                  111
  35,000 Equity Office Properties Trust           909
  10,000 Highwoods Properties                     203
                                             --------
                                                1,223

OFFICE--INDUSTRIAL (1.4%)
  15,000 Bedford Property Investors               401
  75,000 Kilroy Realty                          1,873
  65,000 Liberty Property Trust                 2,022
  30,000 Reckson Associates Realty                565
                                             --------
                                                4,861

REGIONAL MALLS (0.8%)
  10,000 Crown American Realty Trust         $    102
   5,000 Glimcher Realty Trust                    103
  57,000 Macerich Co.                           1,881
  10,000 Mills Corp.                              320
   5,000 Simon Property Group                     185
                                             --------
                                                2,591

SELF STORAGE (0.2%)
  24,000 Sovran Self Storage                      707

TOTAL COMMON STOCKS
(COST $26,895)                                 26,832
                                             --------

PREFERRED STOCKS (8.0%)

DIVERSIFIED (1.4%)
 180,000 Crescent Real Estate Equities,
           Ser. B                               4,689

REGIONAL MALLS (6.6%)
 200,000 Mills Corp., Ser. C                    5,170
 703,100 Mills Corp., Ser. E                   17,577
                                             --------
                                               22,747

TOTAL PREFERRED STOCKS
(COST $27,407)                                 27,436
                                             --------
PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS (100.0%)
$100,000,000 Fannie Mae, Disc. Notes,
             1.25%, due 5/1/03                100,000
  93,200,000 Federal Home Loan Bank,
             Disc. Notes, 1.22%,
             due 5/1/03                        93,200
 150,000,000 U.S. Treasury Bills, 1.13%,
             due 5/1/03                       150,000
                                             --------

TOTAL SHORT-TERM INVESTMENTS
(COST $343,200)                               343,200#
                                             --------

TOTAL INVESTMENTS (115.8%)
(COST $397,502)                               397,468##
Liabilities, less cash,
  receivables and other assets
  [(15.8%)]                                   (54,312)
                                             --------

TOTAL NET ASSETS (100.0%)                    $343,156
                                             --------

See Notes to Schedule of Investments    7

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

+ Investment securities of the Fund are valued at the latest sales price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price on that day. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The Fund values all other securities by a method the directors of Neuberger Berman Realty Income Fund Inc. believe accurately reflects fair value. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#    At cost, which approximates market value.

## At April 30, 2003, the cost of investments for U.S. Federal income tax purposes was $397,502,000. Gross unrealized appreciation of investments was $48,000 and gross unrealized depreciation of investments was $82,000, resulting in net unrealized depreciation of $34,000, based on cost for U.S. Federal income tax purposes.

See Notes to Financial Statements       8

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------

                                                                                -------------
NEUBERGER BERMAN                                                                REALTY INCOME
(000'S OMITTED EXCEPT PER SHARE AMOUNTS)                                                 FUND
ASSETS
    INVESTMENTS IN SECURITIES, AT MARKET VALUE* (NOTE A)--SEE
    SCHEDULE OF INVESTMENTS                                                          $397,468
---------------------------------------------------------------------------------------------
    Cash                                                                                    2
=============================================================================================
TOTAL ASSETS                                                                          397,470
=============================================================================================
LIABILITIES
    Payable for securities purchased                                                   54,302
---------------------------------------------------------------------------------------------
    Payable to investment manager--net (Note B)                                             6
---------------------------------------------------------------------------------------------
    Payable to administrator (Note B)                                                       5
---------------------------------------------------------------------------------------------
    Accrued expenses and other payables                                                     1
=============================================================================================
TOTAL LIABILITIES                                                                      54,314
=============================================================================================
NET ASSETS AT VALUE                                                                  $343,156
=============================================================================================
NET ASSETS CONSIST OF:
    Paid-in capital                                                                  $343,180
---------------------------------------------------------------------------------------------
    Undistributed (dividends in excess of) net investment income                           10
---------------------------------------------------------------------------------------------
    Net unrealized appreciation (depreciation) in value of investments                    (34)
=============================================================================================
NET ASSETS AT VALUE                                                                  $343,156
=============================================================================================
SHARES OUTSTANDING ($.0001 PAR VALUE; 1,000,000,000 SHARES AUTHORIZED)                 24,007
---------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE OUTSTANDING                                                $  14.29
=============================================================================================
*COST OF INVESTMENTS                                                                 $397,502
=============================================================================================

See Notes to Financial Statements       9

NEUBERGER BERMAN FOR THE PERIOD FROM APRIL 29, 2003 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 2003 (UNAUDITED)

STATEMENT OF OPERATIONS
-----------------------

                                                                           ------------------
                                                                           REALTY INCOME FUND
NEUBERGER BERMAN
(000'S OMITTED)
INVESTMENT INCOME

Interest income                                                                          $ 22
=============================================================================================
EXPENSES:

Investment management fee (Note B)                                                         11
---------------------------------------------------------------------------------------------
Administration fee (Note B)                                                                 5
---------------------------------------------------------------------------------------------
Custodian fees (Note B)                                                                     1
=============================================================================================
Total expenses                                                                             17

Investment management fee waived (Note B)                                                  (5)
=============================================================================================
Total net expenses                                                                         12
=============================================================================================
Net investment income                                                                      10
=============================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Change in net unrealized appreciation (depreciation) in value of:
---------------------------------------------------------------------------------------------
       Investment securities (Note A)                                                     (34)
       ======================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                          $(24)
=============================================================================================

See Notes to Financial Statements      10

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                                                REALTY INCOME FUND
                                                                                ------------------
NEUBERGER BERMAN                                                                      PERIOD FROM
                                                                                   APRIL 29, 2003
                                                                                    (COMMENCEMENT
                                                                                OF OPERATIONS) TO
                                                                                        APRIL 30,
                                                                                             2003
(000'S OMITTED)                                                                       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)                                                             $     10
-------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investments                           (34)
=================================================================================================
Net increase (decrease) in net assets resulting from operations                               (24)
=================================================================================================
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from issuance of common shares                                               343,180
=================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                                     343,156

NET ASSETS:
Beginning of period                                                                            --
=================================================================================================
End of period                                                                            $343,156
=================================================================================================
Accumulated undistributed net investment income at end of period                         $     10
=================================================================================================

See Notes to Financial Statements      11

NOTES TO FINANCIAL STATEMENTS REALTY INCOME FUND
------------------------------------------------

     NOTE A--SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

1 GENERAL: Neuberger Berman Realty Income Fund Inc. (the "Fund") was organized as a Maryland corporation on March 4, 2003 as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund had no operations until April 29, 2003, other than matters relating to its organization and the sale on April 14, 2003 of 6,981 shares of common stock for $100,003 ($14.325 per share) to Neuberger Berman, LLC ("Neuberger"), the Fund's sub-adviser. The Board of Directors of the Fund may classify or re-classify any unissued shares of capital stock, into one or more classes of preferred stock, without the approval of shareholders.

     The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Neuberger Berman Management Inc. ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Schedule of Investments.

3 SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

4 FEDERAL INCOME TAXES: It is the intention of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.

5 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of expenses, daily on its investments. It is the policy of the Fund to declare and pay dividends from net investment income on a monthly basis. Distributions from net realized capital gains, if any, are normally distributed in December. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains.

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

     The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains in the components of net assets on the Statement of Assets and Liabilities.

6 EXPENSE ALLOCATION: Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributed to a Fund are allocated, on the basis of relative net assets, except where a more appropriate allocation of expenses can otherwise be made fairly.

7 ORGANIZATION EXPENSES AND OFFERING COSTS: Management has agreed to pay all organizational expenses and the amount by which the Fund's offering costs for common stock (other than sales load) exceed $0.03 per share. Offering costs for common stock paid by the Fund were charged as a reduction of paid-in-capital at the completion of the Fund's offering and amounted to $720,209.

8 CONCENTRATION OF RISK: The Fund may, for cash management purposes, during a reasonable start-up period following the initial offering, or for defensive purposes, temporarily hold all or a substantial portion of its assets in cash, high-quality, short-term money market instruments, or in high-quality debt securities. The ability of the issuers of the money market instruments and debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

     Following the start-up period, under normal market conditions, the Fund's investments will be concentrated in income-producing common equity securities, preferred securities, convertible securities and non-convertible debt securities issued by companies deriving the majority of their revenue from the ownership, construction, financing, management and/or sale of commercial, industrial, and/or residential real estate. Values of the securities of such companies may fluctuate due to economic, legal, cultural, geopolitical or technological developments affecting the United States real estate industry.

     NOTE B--MANAGEMENT FEES, ADMINISTRATION FEES, AND OTHER TRANSACTIONS WITH
     AFFILIATES:

     The Fund retains Management as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.60% of its average daily Managed Assets. Managed Assets equal the total assets of the Fund less liabilities, other than the aggregate indebtedness entered into for purposes of leverage. For purposes of calculating Managed Assets, the liquidation preference of any preferred shares outstanding is not considered a liability.

NOTES TO FINANCIAL STATEMENTS REALTY INCOME FUND CONT'D
-------------------------------------------------------

     Management has contractually agreed to waive a portion of the management fees it is entitled to receive from the Fund at the following annual rates:

          FISCAL PERIOD OR YEAR ENDED                  % OF AVERAGE
                  OCTOBER 31,                      DAILY MANAGED ASSETS
       -------------------------------------------------------------------
                  2003 - 2007                              0.25%
                     2008                                  0.20
                     2009                                  0.15
                     2010                                  0.10
                     2011                                  0.05

     Management has not agreed to waive any portion of its fees beyond October 31, 2011.

     For the period ended April 30, 2003, such waived fees amounted to $4,706.

     The Fund retains Management as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of 0.25% of its average daily Managed Assets.

     Additionally, Management retains State Street Bank and Trust Company ("State Street") as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

     Management and Neuberger, a member firm of The New York Stock Exchange and sub-adviser to the Fund, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Fund. Several individuals who are officers and/or Directors of the Fund are also employees of Neuberger and/or Management.

     The Fund has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $0.

     NOTE C--SECURITIES TRANSACTIONS:

     During the period ended April 30, 2003, there were purchase and sale transactions (excluding short-term securities) of $54,302,000 and $0, respectively.

     During the period ended April 30, 2003, brokerage commissions on securities transactions amounted to $50,356, of which Neuberger received $9,391, and other brokers received $40,965.

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

     NOTE D--CAPITAL:

     At April 30, 2003, the common shares outstanding and the common shares owned by Neuberger for the Fund were as follows:

                              COMMON SHARES     COMMON SHARES OWNED
                                OUTSTANDING            BY NEUBERGER
                                 24,006,981                   6,981

     Transactions in common shares of capital stock for the period ended April 30, 2003 were as follows:

                    COMMON SHARES ISSUED IN CONNECTION WITH:

                                                                    NET INCREASE
                              UNDERWRITERS'   REINVESTMENT OF          IN COMMON
          INITIAL PUBLIC  EXERCISE OF OVER-     DIVIDENDS AND             SHARES
                OFFERING   ALLOTMENT OPTION     DISTRIBUTIONS        OUTSTANDING
              24,006,981                  -                 -         24,006,981

     NOTE E--USE OF LEVERAGE:

     Subject to market conditions, the Fund intends to offer Preferred Shares representing approximately 33% of the Fund's capital after issuance. The Fund also may add leverage to the portfolio through the utilization of derivative instruments. The Fund may issue Preferred Shares so long as after their issuance the liquidation value of the Preferred Shares, plus the aggregate amount of senior securities representing indebtedness, does not exceed 50% of the Fund's capital. Once Preferred Shares are issued and/or other forms of leverage are used, the asset value and market price of the common shares and the yield to common stockholders will be more volatile.

     NOTE F--UNAUDITED FINANCIAL INFORMATION:

     The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS REALTY INCOME FUND
---------------------------------------

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the Financial Statements.

                                                                             PERIOD FROM
                                                                         APRIL 29, 2003^
                                                                            TO APRIL 30,
                                                                                    2003
                                                                         ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                                              $14.33
                                                                         ---------------

INCOME FROM INVESTMENT OPERATIONS
NET INVESTMENT INCOME (LOSS)                                                         .00
NET GAINS OR LOSSES ON SECURITIES (BOTH REALIZED AND UNREALIZED)                    (.01)
                                                                         ---------------
TOTAL FROM INVESTMENT OPERATIONS                                                    (.01)
                                                                         ---------------

LESS CAPITAL CHARGES
ISSUANCE OF COMMON SHARES                                                           (.03)
                                                                         ---------------
NET ASSET VALUE, END OF PERIOD                                                    $14.29
                                                                         ---------------
MARKET VALUE, END OF PERIOD                                                       $15.24
                                                                         ---------------
TOTAL RETURN, NET ASSET VALUE+                                                     -0.24%**
TOTAL RETURN, MARKET VALUE+                                                        +1.60%**

RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF PERIOD (IN MILLIONS)                                           $343.2
RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS#                                       .72%*
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS++                                        .72%*
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS                          .46%*
PORTFOLIO TURNOVER RATE                                                                0%

See Notes to Financial Highlights      16

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

NOTES TO FINANCIAL HIGHLIGHTS REALTY INCOME FUND
------------------------------------------------

+ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the fiscal period. Total return based on per share market value assumes the purchase of common shares at the market price on the first day and sales of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Results represent past performance and do not guarantee future results. Total return would have been lower if Management had not waived a portion of the investment management fee.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

++ After waiver of a portion of the investment management fee. Had Management not undertaken such action the annualized ratio of net expenses to average daily net assets would have been:

                                            PERIOD ENDED
                                               APRIL 30,
                                                    2003

                                                     .97%(1)

(1)  Period from April 29, 2003 to April 30, 2003

^    The date investment operations commenced.

*    Annualized.

**   Not annualized.

DIVIDEND REINVESTMENT PLAN
--------------------------

The Bank of New York ("Plan Agent") will act as Plan Agent for shareholders who have not elected in writing to receive dividends and distributions in cash (each a "Participant"), will open an account for each Participant under the Dividend Reinvestment Plan ("Plan") in the same name as their then current Shares are registered, and will put the Plan into effect for each Participant as of the first record date for a dividend or capital gains distribution.

Whenever the Fund declares a dividend or distribution with respect to the common stock of the Fund ("Shares"), each Participant will receive such dividends and distributions in additional Shares, including fractional Shares acquired by the Plan Agent and credited to each Participant's account. If on the payment date for a cash dividend or distribution, the net asset value is equal to or less than the market price per Share plus estimated brokerage commissions, the Plan Agent shall automatically receive such Shares, including fractions, for each Participant's account. Except in the circumstances described in the next paragraph, the number of additional Shares to be credited to each Participant's account shall be determined by dividing the dollar amount of the dividend or distribution payable on their Shares by the greater of the net asset value per Share determined as of the date of purchase or 95% of the then current market price per Share on the payment date.

Should the net asset value per Share exceed the market price per Share plus estimated brokerage commissions on the payment date for a cash dividend or distribution, the Plan Agent or a broker-dealer selected by the Plan Agent shall endeavor, for a purchase period lasting until the last business day before the next date on which the Shares trade on an "ex-dividend" basis, but in no event, except as provided below, more than 30 days after the dividend payment date, to apply the amount of such dividend or distribution on each Participant's Shares (less their PRO RATA share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of such dividend or distribution) to purchase Shares on the open market for each Participant's account. No such purchases may be made more than 30 days after the payment date for such dividend except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. If, at the close of business on any day during the purchase period the net asset value per Share equals or is less than the market price per Share plus estimated brokerage commissions, the Plan Agent will not make any further open-market purchases in connection with the reinvestment of such dividend or distribution. If the Plan Agent is unable to invest the full dividend or distribution amount through open-market purchases during the purchase period, the Plan Agent shall request that, with respect to the uninvested portion of such dividend or distribution amount, the Fund issue new Shares at the close of business on the earlier of the last day of the purchase period or the first day during the purchase period on which the net asset value per Share equals or is less than the market price per Share, plus estimated brokerage commissions, such Shares to be issued in accordance with the terms specified in the third paragraph hereof. These newly issued Shares will be valued at the then-current market price per Share at the time such Shares are to be issued.

For purposes of making the dividend reinvestment purchase comparison under the Plan, (a) the market price of the Shares on a particular date shall be the last sales price on the New York Stock Exchange (or if the Shares are not listed on the New York Stock Exchange, such other exchange on which the Shares are principally traded) on that date, or, if there is no sale on such Exchange (or if not so listed, in the over-the-counter market) on that date, then the mean between the closing bid and asked quotations for such Shares on such Exchange on such date and (b) the net asset value per Share on a particular date shall be the net asset value per Share most recently calculated by or on behalf of the Fund. All dividends, distributions and other payments (whether made in cash or Shares) shall be made net of any applicable withholding tax.

Open-market purchases provided for above may be made on any securities exchange where the Fund's Shares are traded, in the over-the-counter market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as the Plan Agent shall determine. Each Participant's uninvested funds held by the Plan Agent will not bear interest, and it is understood that, in any event, the Plan Agent shall have no liability in connection with any inability to purchase Shares within 30 days after the initial date of such purchase as herein provided, or with the timing of any purchases effected. The Plan Agent shall have no responsibility as to the value of the Shares acquired for each Participant's account. For the purpose of cash investments, the Plan Agent may commingle each Participant's funds with those of other shareholders of the Fund for whom the Plan Agent similarly acts as agent, and the

                                    NEUBERGER BERMAN APRIL 30, 2003 (UNADUDITED)

average price (including brokerage commissions) of all Shares purchased by the Plan Agent as Plan Agent shall be the price per Share allocable to each Participant in connection therewith.

The Plan Agent may hold each Participant's Shares acquired pursuant to the Plan together with the Shares of other shareholders of the Fund acquired pursuant to the Plan in noncertificated form in the Plan Agent's name or that of the Plan Agent's nominee. The Plan Agent will forward to each Participant any proxy solicitation material and will vote any Shares so held for each Participant only in accordance with the instructions set forth on proxies returned by the participant to the Fund.

The Plan Agent will confirm to each Participant each acquisition made for their account as soon as practicable but not later than 60 days after the date thereof. Although each Participant may from time to time have an undivided fractional interest (computed to three decimal places) in a Share, no certificates for a fractional Share will be issued. However, dividends and distributions on fractional Shares will be credited to each Participant's account. In the event of termination of a Participant's account under the Plan, the Plan Agent will adjust for any such undivided fractional interest in cash at the market value of the Shares at the time of termination, less the PRO RATA expense of any sale required to make such an adjustment.

Any Share dividends or split Shares distributed by the Fund on Shares held by the Plan Agent for Participants will be credited to their accounts. In the event that the Fund makes available to its shareholders rights to purchase additional Shares or other securities, the Shares held for each Participant under the Plan will be added to other Shares held by the Participant in calculating the number of rights to be issued to each Participant.

The Plan Agent's service fee for handling capital gains distributions or income dividends will be paid by the Fund. Participants will be charged their PRO RATA share of brokerage commissions on all open-market purchases.

Each Participant may terminate their account under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if the Participant's notice is received by the Plan Agent not less than ten days prior to any dividend or distribution record date, otherwise such termination will be effective the first trading day after the payment date for such dividend or distribution with respect to any subsequent dividend or distribution. The Plan may be terminated by the Plan Agent or the Fund upon notice in writing mailed to each Participant at least 30 days prior to any record date for the payment of any dividend or distribution by the Fund.

These terms and conditions may be amended or supplemented by the Plan Agent or the Fund at any time or times but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, only by mailing to each Participant appropriate written notice at least 30 days prior to the effective date thereof. The amendment or supplement shall be deemed to be accepted by each Participant unless, prior to the effective date thereof, the Plan Agent receives written notice of the termination of their account under the Plan. Any such amendment may include an appointment by the Plan Agent in its place and stead of a successor Plan Agent under these terms and conditions, with full power and authority to perform all or any of the acts to be performed by the Plan Agent under these terms and conditions. Upon any such appointment of any Plan Agent for the purpose of receiving dividends and distributions, the Fund will be authorized to pay to such successor Plan Agent, for each Participant's account, all dividends and distributions payable on Shares held in their name or under the Plan for retention or application by such successor Plan Agent as provided in these terms and conditions.

The Plan Agent shall at all times act in good faith and agrees to use its best efforts within reasonable limits to ensure the accuracy of all services performed under this Agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by the Plan Agent's negligence, bad faith, or willful misconduct or that of its employees.

These terms and conditions shall be governed by the laws of the State of Maryland.

DIVIDEND REINVESTMENT PLAN CONT'D
---------------------------------

If you would like to change your option, please contact the Plan Agent in writing at The Bank of New York, ATTN: Stock Transfer Administration, 101 Barclay Street, 11-E, New York, New York 10286. If you have any questions concerning the Plan please call The Bank of New York at 1-800-524-4458.

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

DIRECTORY
---------

INVESTMENT MANAGER AND ADMINISTRATOR
Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800.877.9700 or 212.476.8800

SUB-ADVISER
Neuberger Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

STOCK TRANSFER AGENT
Bank of New York
101 Barclay Street, 11-E
New York, NY 10286

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800

DIRECTORS AND OFFICERS (UNAUDITED)
----------------------------------

The following tables set forth information concerning the directors and officers of the Funds. All persons named as directors and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman, LLC. The Statement of Additional Information for each Fund includes additional information about fund directors and is available upon request, without charge, by calling (877) 461-1899.

THE BOARD OF DIRECTORS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF
                                                                                   PORTFOLIOS IN
                                                                                   FUND COMPLEX
   NAME, AGE, ADDRESS(1)                                                            OVERSEEN BY    OTHER DIRECTORSHIPS HELD OUTSIDE
   AND POSITION WITH FUND                   PRINCIPAL OCCUPATION(S)(2)               DIRECTOR          FUND COMPLEX BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
                                                         CLASS I
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT FUND DIRECTORS*
-----------------------------------------------------------------------------------------------------------------------------------
Faith Colish (67)                Counsel, Carter Ledyard & Milburn LLP (law firm)       35         Director, American Bar
Director                         since October 2002; Formerly, Attorney at Law                     Retirement Association
                                 and President, Faith Colish, A Professional                       (ABRA) since 1997
                                 Corporation, 1980 to 2002.                                        (not-for-profit membership
                                                                                                   association).
-----------------------------------------------------------------------------------------------------------------------------------
C. Anne Harvey (65)              Consultant, C. A. Harvey Associates,                   35         Member, Individual Investors
Director                         since June 2001; Director, AARP, 1978 to                          Advisory Committee to the
                                 December 2000.                                                    New York Stock Exchange
                                                                                                   Board of Directors, 1998 to
                                                                                                   June 2002; President, Board of
                                                                                                   Associates to The National
                                                                                                   Rehabilitation Hospital's
                                                                                                   Board of Directors, since 2002;
                                                                                                   Member, American Savings
                                                                                                   Education Council's Policy
                                                                                                   Board (ASEC), 1998-2000;
                                                                                                   Member, Executive
                                                                                                   Committee, Crime Prevention
                                                                                                   Coalition of America,
                                                                                                   1997-2000.
-----------------------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan (71)           Founding General Partner,                              35         Director, Capital Cash
Director                         Oxford Partners and Oxford Bioscience Partners                    Management Trust (money
                                 (venture capital partnerships) and                                market fund), Naragansett
                                 President, Oxford Venture Corporation.                            Insured Tax-Free Income
                                                                                                   Fund, Rocky Mountain Equity
                                                                                                   Fund, Prime Cash Fund,
                                                                                                   several private companies and
                                                                                                   QuadraMed Corporation
                                                                                                   (NASDAQ).
-----------------------------------------------------------------------------------------------------------------------------------
Peter P. Trapp (58)              Regional Manager for Atlanta Region, Ford Motor        35
Director                         Credit Company since August 1997;prior thereto,
                                 President, Ford Life Insurance Company,
                                 April 1995 until August 1997.
-----------------------------------------------------------------------------------------------------------------------------------

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF
                                                                                   PORTFOLIOS IN
                                                                                   FUND COMPLEX
   NAME, AGE, ADDRESS(1)                                                            OVERSEEN BY    OTHER DIRECTORSHIPS HELD OUTSIDE
   AND POSITION WITH FUND                   PRINCIPAL OCCUPATION(S)(2)               DIRECTOR          FUND COMPLEX BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
DIRECTOR WHO IS AN "INTERESTED
PERSON"
-----------------------------------------------------------------------------------------------------------------------------------
Peter E. Sundman* (44)           Executive Vice President of Neuberger Berman           35         Executive Vice President,
Chief Executive Officer,         since 1999; Principal, Neuberger Berman from                      Neuberger Berman Inc.
Director and Chairman            1997 until 1999; Senior Vice President, NB                        (holding company) since
of the Board                     Management from 1996 until 1999.                                  1999; Director, Neuberger
                                                                                                   Berman Inc. from 1999
                                                                                                   through March 2003;
                                                                                                   President and Director, NB
                                                                                                   Management since 1999;
                                                                                                   Director and Vice President,
                                                                                                   Neuberger & Berman Agency,
                                                                                                   Inc. since 2000.
-----------------------------------------------------------------------------------------------------------------------------------
                                                         CLASS II
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT FUND DIRECTORS*
-----------------------------------------------------------------------------------------------------------------------------------
John Cannon (73)                 Consultant. Formerly, Chairman and Chief               35         Independent Trustee or
Director                         Investment Officer, CDC Capital Management                        Director of three series of
                                 (registered investment adviser), 1993-January                     OppenheimerFunds: Limited
                                 1999; prior thereto, President and Chief Executive                Term New York Municipal
                                 Officer, AMA Investment Advisors, an affiliate                    Fund, Rochester Fund
                                 of the American Medical Association.                              Municipals, and Oppenheimer
                                                                                                   Convertible Securities Fund,
                                                                                                   since 1992.
-----------------------------------------------------------------------------------------------------------------------------------
Barry Hirsch (70)                Attorney at Law. Senior Counsel, Loews                 35
Director                         Corporation (diversified financial corporation)
                                 May 2002 until April 2003; prior thereto, Senior
                                 Vice President, Secretary and General Counsel,
                                 Loews Corporation.
-----------------------------------------------------------------------------------------------------------------------------------
John P. Rosenthal (70)           Senior Vice President of Burnham Securities Inc.       35         Director, 92nd Street Y (non-
Director                         (a registered broker-dealer) since 1991.                          profit) since 1967; Formerly,
                                                                                                   Director, Cancer Treatment
                                                                                                   Holdings, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

DIRECTORS AND OFFICERS (UNAUDITED) CONT'D
-----------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF
                                                                                   PORTFOLIOS IN
                                                                                   FUND COMPLEX
   NAME, AGE, ADDRESS(1)                                                            OVERSEEN BY    OTHER DIRECTORSHIPS HELD OUTSIDE
   AND POSITION WITH FUND                   PRINCIPAL OCCUPATION(S)(2)               DIRECTOR          FUND COMPLEX BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
Tom Decker Seip (53)             General Partner, Seip Investments LP (a private        35         Director, H&R Block, Inc.
Director                         investment partnership); President and CEO,                       (financial services company)
                                 Westaff, Inc. (temporary staffing), May 2001 to                   since May 2001; Director,
                                 January 2002; Senior Executive at the Charles                     General Magic (voice
                                 Schwab Corporation from 1983 to 1999, including                   recognition software), since
                                 Chief Executive Officer, Charles Schwab                           November 2001; Director,
                                 Investment Management, Inc. and Trustee,                          Forward Management, Inc.
                                 Schwab Family of Funds and Schwab Investments                     (asset management), since
                                 from 1997 to 1998 and Executive Vice President-                   2001; Director, E-Finance
                                 Retail Brokerage, Charles Schwab Investment                       Corporation (credit
                                 Management from 1994 to 1997.                                     decisioning services) since 1999;
                                                                                                   Director, Save-Daily.com
                                                                                                   (micro investing services)
                                                                                                   since 1999; Formerly, Director,
                                                                                                   Offroad Capital Inc.
                                                                                                   (pre-public internet commerce
                                                                                                   company).
-----------------------------------------------------------------------------------------------------------------------------------
DIRECTOR WHO IS AN "INTERESTED
PERSON"
-----------------------------------------------------------------------------------------------------------------------------------
Jack L. Rivkin* (62)             Executive Vice President and Chief Investment          35         Director, Dale Carnegie and
President and Director           Officer, Neuberger Berman since 2002 and 2003,                    Associates, Inc. (private
                                 respectively; Director and Chairman, NB                           company) since 1998;
                                 Management since December 2002; Executive Vice                    Director, Emagin Corp.
                                 President, Citigroup Investments, Inc. from                       (public company) since 1997;
                                 September 1995 to February 2002; Executive Vice                   Director, Solbright, Inc.
                                 President, Citigroup Inc. from September 1995 to                  (private company) since 1998;
                                 February 2002.                                                    Director, Infogate, Inc.
                                                                                                   (private company) since 1997.
-----------------------------------------------------------------------------------------------------------------------------------
                                                         CLASS III
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT FUND DIRECTORS*
-----------------------------------------------------------------------------------------------------------------------------------
Walter G. Ehlers (70)            Consultant; Retired President and Director,            35
Director                         Teachers Insurance & Annuity (TIAA) and College
                                 Retirement Equities Fund (CREF).
-----------------------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh (75)            Professor of Finance and Economics,                    35         Director, Delaware Labs
Director                         Stern School of Business, New York University.                    (cosmetics) since 1978.
-----------------------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf (66)            Retired. Formerly, Vice President and Special          35         Director, WHX Corporation
Director                         Counsel, WHX Corporation (holding company)                        (holding company) since
                                 1993-2001.                                                        August 2002; Director,
                                                                                                   Webfinancial Corporation
                                                                                                   (holding company) since
                                                                                                   December 2002; Director, State
                                                                                                   Theatre of New Jersey (not-for-
                                                                                                   profit theater) since 2000;
                                                                                                   Formerly, Director, Kevlin
                                                                                                   Corporation (manufacturer of
                                                                                                   microwave and other products).
-----------------------------------------------------------------------------------------------------------------------------------

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF
                                                                                   PORTFOLIOS IN
                                                                                   FUND COMPLEX
   NAME, AGE, ADDRESS(1)                                                            OVERSEEN BY    OTHER DIRECTORSHIPS HELD OUTSIDE
   AND POSITION WITH FUND                   PRINCIPAL OCCUPATION(S)(2)               DIRECTOR          FUND COMPLEX BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT FUND DIRECTORS*
-----------------------------------------------------------------------------------------------------------------------------------
William E. Rulon (70)            Retired. Senior Vice President, Foodmaker, Inc.        35         Director, Pro-Kids Golf and
Director                         (operator and franchiser of restaurants) until                    Learning Academy (teach golf
                                 January 1997.                                                     and computer usage to "at risk"
                                                                                                   children) since 1998; Director,
                                                                                                   Prandium, Inc. (restaurants)
                                                                                                   from March 2001 until
                                                                                                   July 2002.
-----------------------------------------------------------------------------------------------------------------------------------
Candace L. Straight (55)         Private investor and consultant specializing in        35         Director, Providence
Director                         the insurance industry; Advisory Director,                        Washington (property and
                                 Securitas Capital LLC (a global private equity                    casualty insurance company)
                                 investment firm dedicated to making investments                   since December 1998;
                                 in the insurance sector).                                         Director, Summit Global
                                                                                                   Partners (insurance brokerage
                                                                                                   firm) since October 2000.
-----------------------------------------------------------------------------------------------------------------------------------
DIRECTOR WHO IS AN "INTERESTED
PERSON"
-----------------------------------------------------------------------------------------------------------------------------------
Edward I. O'Brien* (74)          Member, Investment Policy Committee, Edward            35         Director, Legg Mason, Inc.
Director                         Jones, 1993-2001; President, Securities Industry                  (financial services holding
                                 Association ("SIA") (securities industry's                        company) since 1993;
                                 representative in government relations and                        Director, Boston Financial
                                 regulatory matters at the federal and state                       Group (real estate and tax
                                 levels) 1974-1992; Adviser to SIA,                                shelters) 1993-1999.
                                 November 1992-November 1993.
-----------------------------------------------------------------------------------------------------------------------------------

* Indicates a director who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Fund by virtue of the fact that each is an officer and/or director of NB Management and Executive Vice President of Neuberger Berman. Mr. O'Brien is an interested person of the Fund by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Fund and other funds or accounts for which NB Management serves as investment manager.

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each person has held the positions shown for at least the last five years. The Board of Directors shall at all times be divided as equally as possible into three classes of Directors designated Class I, Class II, and Class III. The terms of office of Class I, Class II, and Class III Directors shall expire at the annual meetings of stockholders held in 2006, 2004, and 2005 respectively, and at each third annual meeting of stockholders thereafter.

DIRECTORS AND OFFICERS (UNAUDITED) CONT'D
-----------------------------------------

INFORMATION ABOUT THE OFFICERS OF THE FUND (OTHER THAN THOSE LISTED ABOVE)

                                       POSITION AND
   NAME, AGE, AND ADDRESS(1)      LENGTH OF TIME SERVED(2)                     PRINCIPAL OCCUPATION(S)
-------------------------------------------------------------------------------------------------------------------------
Claudia A. Brandon (46)           Secretary since 2002                  Vice President-Mutual Fund Board Relations,
                                                                        NB Management since 2000; Vice President,
                                                                        Neuberger Berman since 2002 and employee
                                                                        since 1999; Vice President, NB Management
                                                                        from 1986 to 1999; Secretary, nine registered
                                                                        investment companies for which NB
                                                                        Management acts as investment manager and
                                                                        administrator (four since 2002 and two
                                                                        since 2003).

Robert Conti (46)                 Vice President since 2002             Senior Vice President, Neuberger Berman
                                                                        since 2003; Vice President, Neuberger
                                                                        Berman from 1999 until 2003; Senior Vice
                                                                        President, NB Management since 2000;
                                                                        Controller, NB Management until 1996;
                                                                        Treasurer, NB Management from 1996 until
                                                                        1999; Vice President, nine registered
                                                                        investment companies for which
                                                                        NB Management acts as investment manager
                                                                        and administrator (three since 2000, four
                                                                        since 2002 and two since 2003).

Brian J. Gaffney (49)             Vice President since 2002             Managing Director, Neuberger Berman since
                                                                        1999; Senior Vice President, NB Management
                                                                        since 2000; Vice President, NB Management
                                                                        from 1997 until 1999; Vice President, nine
                                                                        registered investment companies for which
                                                                        NB Management acts as investment manager
                                                                        and administrator (three since 2000, four
                                                                        since 2002 and two since 2003).

Sheila R. James (37)              Assistant Secretary since 2002        Employee, Neuberger Berman since 1999;
                                                                        Employee, NB Management from 1991 to
                                                                        1999; Assistant Secretary, nine registered
                                                                        investment companies for which
                                                                        NB Management acts as investment manager
                                                                        and administrator (seven since 2002 and two
                                                                        since 2003).

Kevin Lyons (47)                  Assistant Secretary since 2003        Employee, Neuberger Berman since 1999;
                                                                        Employee, NB Management from 1993 to
                                                                        1999; Assistant Secretary, nine registered
                                                                        investment companies for which NB
                                                                        Management acts as investment manager and
                                                                        administrator (since 2003).

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

                                       POSITION AND
   NAME, AGE, AND ADDRESS(1)      LENGTH OF TIME SERVED(2)                     PRINCIPAL OCCUPATION(S)
-------------------------------------------------------------------------------------------------------------------------
John M. McGovern (33)             Assistant Treasurer since 2002        Employee, NB Management since 1993;
                                                                        Assistant Treasurer, nine registered investment
                                                                        companies for which NB Management acts as
                                                                        investment manager and administrator (seven
                                                                        since 2002 and two since 2003).

Barbara Muinos (44)               Treasurer and Principal Financial     Vice President, Neuberger Berman since 1999;
                                  and Accounting Officer since 2002     Assistant Vice President, NB Management
                                                                        from 1993 to 1999; Treasurer and Principal
                                                                        Financial and Accounting Officer, nine registered
                                                                        investment companies for which NB
                                                                        Management acts as investment manager and
                                                                        administrator (seven since 2002 and two since
                                                                        2003);Assistant Treasurer, three registered
                                                                        investment companies for which NB
                                                                        Management acts as investment manager and
                                                                        administrator from 1996 until 2002.

Frederic B. Soule (57)            Vice President since 2002             Senior Vice President, Neuberger Berman
                                                                        since 2003; Vice President, Neuberger Berman
                                                                        from 1999 until 2003; Vice President, NB
                                                                        Management from 1995 until 1999;
                                                                        Vice President, nine registered investment
                                                                        companies for which NB Management acts as
                                                                        investment manager and administrator (three
                                                                        since 2000, four since 2002 and two
                                                                        since 2003).

Trani Jo Wyman (33)               Assistant Treasurer since 2002        Employee, NB Management since 1991;
                                                                        Assistant Treasurer, nine registered investment
                                                                        companies for which NB Management acts as
                                                                        investment manager and administrator (seven
                                                                        since 2002 and two since 2003).

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

                   This page has been left blank intentionally

                                                        [NEUBERGER BERMAN LOGO]

                                                NEUBERGER BERMAN MANAGEMENT INC.
                                                605 Third Avenue 2nd Floor
                                                New York, NY 10158-0180
                                                INSTITUTIONAL SERVICES
                                                800.366.6264
                                                www.nb.com

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund.

                                                [RECYCLE SYMBOL] D0305 06/03

ITEM 2. CODE OF ETHICS

Form N-CSR disclosure requirement not yet effective with respect to registrant.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Form N-CSR disclosure requirement not yet effective with respect to registrant.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Form N-CSR disclosure requirement not yet effective with respect to registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-2(c) under the Act), the Principal Executive Officer and Treasurer of the Company have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Company is accumulated and communicated to the Company's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) Form N-CSR disclosure requirement not yet effective with respect to registrant.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached hereto. The certification provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed "filed" for purposes of
     Section 18 of the Securities Exchange Act of 1934 ("Exchange Act"), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.




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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Realty Income Fund Inc.

By:  /s/ Peter E. Sundman
     --------------------------
       Peter E. Sundman
       Chief Executive Officer

Date:  July 7, 2003
     --------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ Barbara Muinos
     --------------------------
       Barbara Muinos
       Treasurer

Date:  July 7, 2003
     --------------------------